Fair Value of Financial Instruments (Details) - Schedule of fair value measurements and hierarchy level - USD ($) $ in Thousands	Jul. 03, 2022	Jun. 27, 2021
Fair Value of Financial Instruments (Details) - Schedule of fair value measurements and hierarchy level [Line Items]
Earnout shares	$ 210,952
Contingent consideration	1,470
Total liabilities	212,422	$ 8,869
Interest rate swaps and caps		8,869
Fair Value, Inputs, Level 1 [Member]
Fair Value of Financial Instruments (Details) - Schedule of fair value measurements and hierarchy level [Line Items]
Earnout shares
Contingent consideration
Total liabilities
Interest rate swaps and caps
Fair Value, Inputs, Level 2 [Member]
Fair Value of Financial Instruments (Details) - Schedule of fair value measurements and hierarchy level [Line Items]
Earnout shares
Contingent consideration
Total liabilities		8,869
Interest rate swaps and caps		8,869
Fair Value, Inputs, Level 3 [Member]
Fair Value of Financial Instruments (Details) - Schedule of fair value measurements and hierarchy level [Line Items]
Earnout shares	210,952
Contingent consideration	1,470
Total liabilities	$ 212,422
Interest rate swaps and caps